TAXES ON INCOME (Schedule of Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
TAXES ON INCOME [Abstract]
Balance at the beginning of the year	$ 758	$ 706
Additions based on tax positions taken during a prior period		9
Additions based on tax positions taken related to the current year	$ 293	114
Reductions related to settlement of tax matters and limitation	(146)	(68)
Foreign currency translation adjustments	(12)	(3)
Balance at the end of the year	$ 893	$ 758